Segment and Geographic Information - Allocation of Property, Plant and Equipment, Intangible Assets and Goodwill (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
China
Disclosure of geographical areas [line items]
Property, plant and equipment, among countries that exceeded 10%	19.00%	23.00%
Thailand
Disclosure of geographical areas [line items]
Property, plant and equipment, among countries that exceeded 10%	16.00%	19.00%
Malaysia
Disclosure of geographical areas [line items]
Property, plant and equipment, among countries that exceeded 10%	13.00%	16.00%
Intangible assets and goodwill, amoung countries that exceeded 10%		18.00%
Romania
Disclosure of geographical areas [line items]
Property, plant and equipment, among countries that exceeded 10%	15.00%	16.00%
United States
Disclosure of geographical areas [line items]
Property, plant and equipment, among countries that exceeded 10%	15.00%
Intangible assets and goodwill, amoung countries that exceeded 10%	96.00%	53.00%
CANADA
Disclosure of geographical areas [line items]
Intangible assets and goodwill, amoung countries that exceeded 10%		18.00%